IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE VARIABLE INSURANCE TRUST
Wilshire Global Allocation Fund (the “Fund”)

Supplement dated May 6, 2020 to
the Statutory Prospectus dated April 30, 2020

At its meeting on November 5, 2019, the Board of Wilshire Variable Insurance Trust (the “Trust”) approved U.S. Bancorp Fund Services, LLC as the Trust’s transfer agent and dividend disbursing agent, effective June 8, 2020.
Effective June 8, 2020, the Fund’s Prospectus is amended as follows.
Change in Transfer Agent to the Fund
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, has replaced DST Systems, Inc. as the Trust’s transfer agent and dividend distribution agent. Accordingly, all references in the Prospectus to “DST Systems, Inc.” and “DST” are hereby deleted and replaced with references to “U.S. Bancorp Fund Services, LLC” or “U.S. Bank Global Fund Services,” and all references in the Prospectus to the “transfer agent” are deemed to be references to U.S. Bancorp Fund Services, LLC. The address of U.S. Bancorp Fund Services, LLC is 615 East Michigan Street, Milwaukee, Wisconsin 53202.
The following replaces the information under the sub-heading “Shareholder Inquiries” under the heading “OTHER INFORMATION” in the Prospectus:
For questions concerning investments in the Fund through your variable contract, please call/contact your insurance company or contact the Fund by calling (866) 591-1568 or by mail at Wilshire Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The following replaces the address under the heading “Additional Information” on the back cover of the Prospectus:
Wilshire Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE VARIABLE INSURANCE TRUST
Wilshire Global Allocation Fund (the “Fund”)

Supplement dated May 6, 2020 to
the Statement of Additional Information (“SAI”) dated April 30, 2020

At its meeting on November 5, 2019, the Board of Wilshire Variable Insurance Trust (the “Trust”) approved U.S. Bancorp Fund Services, LLC as the Trust’s transfer agent and dividend disbursing agent, effective June 8, 2020.
Effective June 8, 2020, the Fund’s SAI is amended as follows.
Change in Transfer Agent to the Fund
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, has replaced DST Systems, Inc. as the Trust’s transfer agent and dividend distribution agent. Accordingly, all references in the SAI to “DST Systems, Inc.” and “DST” are hereby deleted and replaced with references to “U.S. Bancorp Fund Services, LLC” or “U.S. Bank Global Fund Services,” and all references in the SAI to the “transfer agent” are deemed to be references to U.S. Bancorp Fund Services, LLC. The address of U.S. Bancorp Fund Services, LLC is 615 East Michigan Street, Milwaukee, Wisconsin 53202.
The following replaces last sentence on the cover page of the SAI:
Copies of the prospectus and the Fund’s annual reports are available, without charge, by writing to: Wilshire Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by telephoning (866) 591-1568.
The following replaces the information under the sub-heading “Transfer Agent” under the heading “OTHER SERVICES” in the SAI:
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as the Trust’s transfer agent and dividend disbursing agent.
The following replaces the second paragraph under the heading “FINANCIAL STATEMENTS” in the SAI:
Additional copies of the annual reports, including the Reports of the Fund’s Independent Registered Public Accounting Firm, or the semi-annual report may be obtained, upon request and without charge, by contacting the Trust c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by telephoning (866) 591-1568.

1